Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories

At March 31, 2021 and December 31, 2020, inventories consisted of the following:

	March 31, 2021	December 31, 2020
Finished goods	$600,912	$361,422
Less reserve for obsolete inventory	-	-
Total	$600,912	$361,422

At December 31, 2020 and 2019, inventories consisted of the following:

	December 31, 2020	December 31, 2019
Finished goods	$361,422	$366,298

Less reserve for obsolete inventory	-	-
Total	$361,422	$366,298